Document And Entity Information	Apr. 29, 2025
Document Information [Line Items]
Entity, Registrant Name	SAKER AVIATION SERVICES, INC.
Document, Type	8-K
Document, Period End Date	Apr. 29, 2025
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-52593
Entity, Tax Identification Number	87-0617649
Entity, Address, Address Line One	885 2nd Avenue
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	909-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001128281